Revenues - Summary of Revenues by Type (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,405	$ 1,423	$ 2,925	$ 2,910
Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,405	1,423	2,925	2,910
Recurring [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,139	1,115	2,307	2,250
Transactions [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	133	143	331	331
Global Print [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	134	164	289	329
Eliminations [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(1)	1	(2)
Legal Professionals [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	620	605	1,246	1,205
Legal Professionals [member] | Recurring [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	580	557	1,167	1,113
Legal Professionals [member] | Transactions [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	40	48	79	92
Corporates [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	329	315	696	661
Corporates [member] | Recurring [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	282	267	563	530
Corporates [member] | Transactions [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	47	48	133	131
Tax & Accounting Professionals [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	168	182	386	404
Tax & Accounting Professionals [member] | Recurring [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	136	147	294	320
Tax & Accounting Professionals [member] | Transactions [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	32	35	92	84
Reuters News [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	155	156	310	311
Reuters News [member] | Recurring [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	141	144	283	287
Reuters News [member] | Transactions [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	14	12	27	24
Global Print [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	134	164	289	329
Global Print [member] | Global Print [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 134	$ 164	$ 289	$ 329